Preferred Stock (Narrative) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Aug. 29, 2014	Aug. 01, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2009	Jun. 25, 2015	Mar. 31, 2014	Dec. 25, 2009	Dec. 21, 2009	Jan. 14, 2009	Dec. 15, 2008
Class of Stock [Line Items]
Stock acquisition amount, total				¥ 390,000
Common stock exchanged to acquire preferred stock, shares		1,245
Retirement of treasury stock, amount				¥ 390,001
Preferred stock outstanding, shares							156,001,000
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares			400,000,000
Liquidation distribution per share			¥ 2,500
Annual dividend per share			¥ 115		¥ 43
Dividend payment, terms			¥115 per share annually, except as of March 31, 2009
Preferred stock outstanding, shares							156,000,000
Class 5 Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Annual dividend per share			¥ 250
Class 6 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares			200,000,000
Class 7 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares			200,000,000
Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Liquidation distribution per share			¥ 1,000
Annual dividend per share			¥ 5.30
Contract term up to July 31, 2014			At an initial conversion price of ¥918.70 per share of common stock, subject to anti-dilution adjustments. The conversion price was subject to reset annually on July 15 from 2006 to 2013 to the average market price of the common stock for the 30 trading day period, if the average market price was less than the conversion price prior to the reset but not less than ¥918.70 per share. The acquisition price and the acquisition floor price of Class 11 Preferred Stock were adjusted as ¥889.60 per share on December 15, 2008, ¥888.40 per share on January 14, 2009, ¥867.60 per share on December 21, 2009, and ¥865.90 per share on December 25, 2009, in accordance with the provisions relating to the adjustment of the acquisition price set forth in the terms and conditions of Class 11 Preferred Stock.
Initial conversion price per share			¥ 918.70
Number of trading days of average market price of the common stock used for calculation of conversion price to be reset			30 days
Floor reset price per share of preferred stock converted into common stock			¥ 918.70
Adjusted acquisition price and acquisition floor price per share								¥ 865.90	¥ 867.60	¥ 888.40	¥ 889.60
Stock acquired and recorded as treasury stock, shares		1,000
Stock retired, shares	1,000
Preferred stock outstanding, shares							1,000
First Series of Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Stock acquisition price, per share				¥ 2,500
Stock acquisition amount, total				¥ 390,000
First Series of Class 5 and Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares
Decrease in stock authorized, shares						1,000
Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Percentage of issue price of newly issued shares required to be designated as capital stock at the time of incorporation or share issuance under the Companies Act			50.00%